CONSOLIDATED STATEMENTS OF CASH FLOWS In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	$ (33,580)	(211,352)	130,918	124,827
Adjustments to reconcile net income (loss) to net cash generated from operating activities:
Share-based compensation	1,467	9,234	9,571	1,006
Imputed interest on amounts due to related parties (note 24)				55
Depreciation of property, plant and equipment	15,068	94,837	82,889	51,681
Amortization of acquired intangible assets	3,981	25,058	26,488	26,493
Amortization of prepaid land lease payments	118	743	310
Gain on disposal of property, plant and equipment			(543)
Deferred tax benefits	(1,856)	(11,684)	(3,634)	(2,330)
Allowance for doubtful accounts	2,324	14,626	(569)	2,402
Asset impairment	53,057	333,934	3,219
Change in fair value of contingent business acquisition consideration	37	232	536
Changes in assets and liabilities, net of effects of acquisitions:
(Increase) decrease in notes receivable	143	900	(900)
Increase in accounts receivable	(15,050)	(94,723)	(57,492)	(20,958)
(Increase) decrease in prepayments and other current assets	1,274	8,019	33,742	(43,012)
Decrease (increase) in deposits for non-current assets	(5,594)	(35,209)	(40,680)	585
Increase (decrease) in accounts payable	(1,297)	(8,162)	573	18
Increase in accrued expenses and other liabilities	1,456	9,163	1,443	3,586
(Decrease) increase in deferred revenue	(103)	(649)	5,012	(3,856)
(Decrease) increase in lease deposits	1,049	6,600	4,110	(2,215)
(Decrease) increase in income tax payable	(709)	(4,465)	10,759	(2,399)
Increase in prepaid land lease payments			(14,780)
Net cash generated from operating activities	21,785	137,102	190,972	135,883
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of held-to-maturity securities	(15,962)	(100,466)
Time deposits placed with banks	(8,003)	(50,372)
Receipts under arrangements with Chang'an Hospital (note 29)			15,007
Payments under arrangements with Chang'an Hospital (note 29)	(477)	(3,000)	(12,000)	(11,800)
Investment in equity investees	(86)	(540)
Acquisitions, net of cash acquired (note 4)	(3,226)	(20,305)	(45,000)	(32,205)
Acquisition of property, plant and equipment	(2,911)	(18,319)	(111,124)	(106,984)
Deposits for the purchase of non-current assets	(38,013)	(239,247)	(293,905)	(121,755)
Proceeds from disposal of property, plant and equipment			3,408	475
Net investment in direct financing leases	(11,775)	(74,108)	(100,841)
Proceeds from principal portion of direct financing leases	1,826	11,490	14,987
Net cash used in investing activities	(78,627)	(494,867)	(529,468)	(272,269)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from initial public offering (net of underwriter commissions of RMB63,088 and issuance cost of RMB17,296 for the year ended December 31, 2009)				820,872
Proceeds from short-term bank borrowings	7,150	45,000	214,500	19,000
Proceeds from long-term bank borrowings	22,641	142,500	55,710	135,580
Repayment of obligations under capital leases	(482)	(3,036)	(2,749)	(3,719)
Repayment of long-term bank borrowings	(9,901)	(62,316)	(88,117)	(89,138)
Repayment of short-term bank borrowings	(17,954)	(113,000)	(143,000)	(28,300)
(Increase) decrease in restricted cash	14,538	91,498	(112,951)	(4,714)
Dividends paid to preferred shareholders				(10,867)
Dividends paid to ordinary shareholders	(8,763)	(55,151)		(16,338)
Decrease in amounts due to related parties			(1,546)	(2,000)
Repurchase of ordinary shares	(1,098)	(6,911)	(76,780)
Contributions from non-controlling interests	509	3,201
Others				(530)
Net cash generated from (used in) financing activities	6,640	41,785	(154,933)	819,846
Exchange rate effect on cash	(117)	(725)	(8,027)	(212)
Net increase (decrease) in cash	(50,319)	(316,705)	(501,456)	683,248
Cash at beginning of year	85,127	535,783	1,037,239	353,991
Cash at end of year	34,808	219,078	535,783	1,037,239
Supplemental schedule of cash flows information:
Income tax paid	(9,219)	(58,024)	(36,187)	(37,740)
Interest paid	(1,025)	(6,454)	(3,338)	(5,371)
Supplemental schedule of non-cash activities:
Acquisition of property, plant and equipment and other intangible assets through utilization of deposits	37,574	236,487	181,273	153,153
Acquisition of property, plant and equipment included in accrual for purchase of property, plant and equipment	459	2,890		17,137
Conversion of Series A and Series B contingently redeemable convertible preferred shares to ordinary shares upon initial public offering				704,276